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               MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
                         1221 Avenue of the Americas
                          New York, New York 10020


                                       May 4, 2006


Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549


Re: Morgan Stanley California Tax-Free Income Fund
    File Number - 2-91103
    Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 28, 2006.


                                       Very truly yours,

                                       /s/ Sheri L. Schreck
                                       ----------------------------------
                                       Sheri L. Schreck
                                       Assistant Secretary



Enclosures
cc: Amy R. Doberman
    Larry Greene